Consolidated Balance Sheet - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	R$ 2,248,004	R$ 3,411,572
Financial Investments measured at amortized cost	895,713	735,712
Trade receivables	2,078,182	2,197,078
Inventories	5,039,560	4,464,419
Other current assets	1,753,024	1,072,715
Total current assets	12,014,483	11,881,496
NON-CURRENT ASSETS
Deferred income taxes	89,394	63,119
Other non-current assets	4,285,223	2,528,475
Financial Investments measured at amortized cost	7,772	0
Total	4,382,389	2,591,594
Investments in associates and joint controlled entities	5,630,613	5,499,995
Property, plant and equipment	18,046,864	17,964,839
Intangible assets	7,253,175	7,272,046
Total non-current assets	35,313,041	33,328,474
TOTAL ASSETS	47,327,524	45,209,970
CURRENT LIABILITIES
Payroll and related taxes	248,185	252,418
Trade payables	3,473,822	2,505,695
Taxes payable	251,746	264,097
Borrowings and financing	5,653,439	6,526,902
Other payables	1,704,857	1,014,980
Provisions for tax, social security, labor and civil risks	106,503	105,958
Total current liabilities	11,438,552	10,670,050
NON-CURRENT LIABILITIES
Borrowings and financing	23,173,635	22,983,942
Other payables	227,328	129,323
Deferred income taxes	601,731	1,173,559
Provisions for tax, social security, labor and civil risks	685,953	719,133
Pension and healthcare plan	905,119	908,721
Provision for environmental liabilities and decommissioning of assets	281,766	337,013
Total non-current liabilities	25,875,532	26,251,691
Shareholders' Equity
Issued capital	4,540,000	4,540,000
Capital reserves	32,720	30
Legal reserves	189,122	0
Earnings reserves	2,933,969	238,976
Treasury Shares	(58,264)	(238,976)
Accumulated Profit / (Loss)	0	(1,291,689)
Other comprehensive income	1,065,188	3,779,032
Total equity attributable to owners of the Company	8,702,735	7,027,373
Non-controlling interests	1,310,705	1,260,856
Total equity	10,013,440	8,288,229
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	R$ 47,327,524	R$ 45,209,970